Cover	Oct. 14, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2022
Entity File Number	001-39707
Entity Registrant Name	PINE ISLAND ACQUISITION CORP.
Entity Central Index Key	0001822835
Entity Tax Identification Number	85-2640308
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2455 E. Sunrise Blvd
Entity Address, Address Line Two	Suite 1205
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33304
City Area Code	954
Local Phone Number	526-4865
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	PIPP.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	PIPP
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	PIPP WS
Security Exchange Name	NYSE